Significant Events and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Overview and Basis of Presentation [Abstract]
Schedule of number of shares of the company’s common stock outstanding
	Class A	Class C	Class D	Total
CFVI Public Shareholders	29,969,311	—	—	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares	10,075,000	—	—	10,075,000
Rumble Shareholders	63,123,452	167,662,214	105,782,403	336,568,069
PIPE Investors	8,300,000	—	—	8,300,000
Closing shares	111,467,763	167,662,214	105,782,403	384,912,380

Schedule of qualifying transaction
Fair value of shares issued by Rumble	$353,039,304

Net assets acquired:
Cash	$300,797,018
Prepaid expenses	221,016
Accounts payable, accruals, and other liabilities	(256,095)
Warrant liability	(29,625,500)
FPA liability	(8,362,419)
262,774,020

PIPE escrow proceeds	83,000,000
Sponsor FPA proceeds	15,000,000
Class D Common Stock proceeds	1,000,000
Shares repurchase of Class C Common Stock	(11,000,000)
$350,774,020

Excess fair value over net assets acquired – listing fee	$2,265,284